Pensions and Other Post-employment Benefits - Summary of Movement in Net Defined Benefit Liability (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Beginning of net defined benefit liability	£ (995)	£ (1,505)	£ (2,084)
Exchange adjustments	87	(47)	40
Additions through business combinations	(42)
Service cost	(266)	(281)	(280)
Past service cost	(31)	(94)	(37)
Interest cost	(26)	(36)	(54)
Settlements and curtailments	9	14
Remeasurements:
Return on plan assets, excluding amounts included in interest	984	(610)	899
Gain from change in demographic assumptions	78	131	209
(Loss)/gain from change in financial assumptions	(2,022)	1,149	(555)
Experience losses	(13)	(87)	(68)
Employer contributions	343	386	444
Expenses	(27)	(15)	(19)
Ending of net defined benefit liability	£ (1,921)	£ (995)	£ (1,505)